Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from Operating activities
Net income for the year	$ 7,414	$ 169	$ (4,349)
Adjustments for:
Net income from discontinued operations	(843)	(359)	81
Pension and medical benefits (actuarial expense)	2,018	2,569	2,194
Results in equity-accounted investments	(523)	(673)	218
Depreciation, depletion and amortization	11,912	13,166	13,834
Impairment of assets (reversal)	2,005	1,191	6,193
Allowance (reversals) for credit loss on trade and others receivables	91	720	949
Exploratory expenditures write-offs	87	279	1,281
(Gains)/losses on disposals/write-offs of assets	(416)	(1,498)	(293)
Foreign exchange, indexation and finance charges	7,941	9,413	7,483
Deferred income taxes, net	370	400	(738)
Revision and unwinding of discount on the provision for decommissioning costs	31	425	(787)
Reclassification of cumulative translation adjustment and other comprehensive income		59	1,457
Inventory write-down to net realizable value	421	66	406
Gain on remeasurement of investment retained with loss of control		(217)
Provision for the class action agreement		3,449
Decrease (Increase) in assets
Trade and other receivables, net	(1,535)	(879)	(6)
Inventories	(2,108)	(171)	(585)
Judicial deposits	(2,040)	(1,669)	(952)
Escrow account - Class action agreement	(2,019)
Other assets	461	(126)	(116)
Increase (Decrease) in liabilities
Trade payables	858	(121)	(1,036)
Other taxes payable	2,265	2,960	1,036
Pension and medical benefits	(1,002)	(876)	(726)
Provisions for legal proceedings	1,686	305
Short-term benefits	529	(755)
Other liabilities	411	(343)	45
Income taxes paid	(2,566)	(769)	(281)
Net cash provided by operating activities from continuing operations	25,448	26,715	25,308
Discontinued operations - net cash provided by operating activities	906	397	806
Net cash provided by operating activities	26,354	27,112	26,114
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(11,905)	(13,546)	(13,969)
Investments in investees	(43)	(2,069)	(125)
Proceeds from disposal of assets - Divestment	5,790	3,087	2,205
Divestment (Investment) in marketable securities	705	(861)	223
Dividends received	993	662	874
Net cash used in investing activities from continuing operations	(4,460)	(12,727)	(10,792)
Discontinued operations - net cash provided by (used in) investing activities	(44)	727	(61)
Net cash used in investing activities	(4,504)	(12,000)	(10,853)
Cash flows from Financing activities
Investments by non-controlling interest	43	(797)	(20)
Proceeds from financing	10,707	27,075	18,897
Repayment of principal	(34,013)	(33,618)	(30,615)
Repayment of interest	(5,703)	(6,500)	(6,769)
Dividends paid to Shareholders of Petrobras	(625)
Dividends paid to non-controlling interests	(103)	(167)	(266)
Proceeds from sale of interest without loss of control		1,511
Net cash used in financing activities from continuing operations	(29,694)	(12,496)	(18,773)
Discontinued operations - net cash used in financing activities	(156)	(1,177)	(792)
Net cash used in financing activities	(29,850)	(13,673)	(19,565)
Effect of exchange rate changes on cash and cash equivalents	(620)	(125)	451
Net increase (decrease) in cash and cash equivalents	(8,620)	1,314	(3,853)
Cash and cash equivalents at the beginning of the year	22,519	21,205	25,058
Cash and cash equivalents at the end of the year	$ 13,899	$ 22,519	$ 21,205